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                                                       John E. Connolly, Jr.
                                                       Assistant General Counsel

MetLife Insurance Company of Connecticut
1300 Hall Boulevard
Bloomfield, CT 06002-2910

                               September 8, 2010

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company of Connecticut
     MetLife of CT Separate Account Eleven for Variable Annuities
     File No. 811-21262
     ------------------------------------------------------------

Commissioners:

The Semi-Annual Reports dated June 30, 2010 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Separate Account Eleven for Variable Annuities of MetLife Insurance Company of Connecticut pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of AIM Variable Insurance Funds (Investco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Reports for certain series of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000941568, File No. 811-07261.

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MetLife of CT Separate Account Eleven for Variable Annuities
File No. 811-21262
Page 2


The Semi-Annual Reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The Semi-Annual Report of Dreyfus Socially Responsible Growth Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000890064, File No. 811-07044.

The Semi-Annual Reports for certain portfolios of DWS Variable Series I are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.

The Semi-Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK
No. 0001176343, File No 811-21128.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000874835, File No 811-06310.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000716716, File No. 811-03692.

The Semi-Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000930709, File No. 811-08786.

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MetLife of CT Separate Account Eleven for Variable Annuities
File No. 811-21262
Page 3


The Semi-Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK
No. 0001011378, File No. 811-07607.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of Wells Fargo Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001081402, File No. 811-09255.

                                             Sincerely,

                                             /s/ John E. Connolly, Jr.
                                             -----------------------------------
                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company